Revenues	6 Months Ended
Jun. 30, 2018
Revenue Recognition and Deferred Revenue [Abstract]
Revenues

12. Revenues:

Revenue Recognition

The Company's services and deliverables are generally sold based upon contracts with customers that include fixed or determinable prices.  The Company recognizes revenue when delivery occurs, as directed by its customer, and collectability is reasonably assured. The Company evaluates if there are multiple deliverables within its contracts and whether the agreement conveys the right to use the drilling units for a stated period of time and meets the criteria for lease accounting, in addition to providing a drilling services element, which is generally compensated for by day rates. In connection with drilling contracts, the Company may also receive revenues for preparation and mobilization of equipment and personnel or for capital improvements to the drilling units and day rate or fixed price mobilization and demobilization fees.

The drilling service provided under each drilling contract is a single performance obligation satisfied over time and comprised of a series of distinct time increments, or service periods. Total revenue is determined for each individual drilling contract by estimating both fixed and variable consideration expected to be earned over the contract term. Fixed consideration generally relates to activities such as mobilization, demobilization and capital upgrades of the Company's drilling units that are not distinct within the context of the Company's contracts and is recognized on a straight-line basis over the estimated duration of the drilling period. Variable consideration generally relates to distinct service periods during the contract term and is recognized in the period when the services are performed.

The amount estimated for variable consideration is only recognized as revenue to the extent that it is probable that a significant reversal will not occur during the contract term. The Company has applied the optional exemption afforded in Update 2014-09 and has not disclosed the variable consideration related to the Company's estimated future day rate revenues.

Revenue segment information

The revenue shown in the table below is based upon the location where the drilling takes place:

Country	Six-month period ended June 30,
	2017	2018
Norway	$27,161	$15,918
Brazil	171,259	106,612
Tanzania	-	9,164
Angola	288,957	119,693
Congo	99,940	40,106
Total service revenues	$587,317	$291,493

Day Rate

The Company's drilling contracts provide for payment on a day rate basis and include a rate schedule with higher rates for periods when the drilling unit is operating and lower rates or zero rates for periods when drilling operations are interrupted or restricted. The day rate invoiced to the customer is determined based on the varying rates applicable to specific activities performed on an hourly basis. Day rate consideration is allocated to the distinct hourly increment to which it relates within the contract term and is generally recognized consistent with the contractual rate invoiced for the services provided during the respective period.

Certain of the Company's contracts contain performance incentives whereby the Company may earn a bonus based on pre-established performance criteria. Such incentives are generally based on the Company's performance over individual monthly time periods or individual wells. Consideration related to performance bonus is generally recognized in the specific time period to which the performance criteria were attributed.

The Company may receive termination fees if certain drilling contracts are terminated by the customer prior to the end of the contractual term. Such compensation is recognized as revenues whereby the Company's performance obligation is satisfied, the termination fee can be reasonably measured and collection is probable.

Mobilization and Demobilization Revenue

In connection with certain contracts, the Company receives lump-sum fees or similar compensation for the mobilization of equipment and personnel prior to the commencement of drilling services or the demobilization of equipment and personnel upon contract completion. Fees received for the mobilization or demobilization of equipment and personnel are included in operating revenues. The costs incurred in connection with the mobilization and demobilization of equipment and personnel are included in drilling units operating expenses.

Mobilization fees received prior to commencement of drilling operations are recorded as a contract liability and amortized on a straight-line basis over the contract term. Demobilization fees expected to be received upon contract completion, are estimated at contract inception and recognized on a straight-line basis over the contract term. In some cases, demobilization fees may be contingent upon the occurrence or non-occurrence of a future event. In such cases, the estimate for such revenue may be constrained depending on the facts and circumstances pertaining to the specific contract. The Company assesses the likelihood of receiving such revenue based on past experience and knowledge of the market conditions. As of June 30, 2018, the Company did not have any unconstrained demobilization revenue.

Capital Upgrades / Reimbursable Revenues

In connection with certain contracts, the Company receives lump-sum fees or similar compensation for requested capital upgrades to the Company's drilling units or for other contract preparation work. Fees received are recorded as a contract liability and amortized on a straight-line basis over the contract term to operating revenues. Costs incurred for capital upgrades are capitalized and depreciated over the useful life of the asset.

Reimbursements received from the customers for the provision of catering services in accordance with relevant contracts, are recorded on a gross basis as revenue. The related costs are recorded as running expenses in the same period.

Contract Liabilities

Contract liabilities are presented on the Company's accompanying consolidated balance sheet on a contract-by-contract basis. Current and non-current contract liabilities are included in "Deferred revenue" current and non-current captions on the Company's accompanying consolidated balance sheets respectively. Contract liabilities generally represent fees received for mobilization and capital upgrades.

The following table summarizes the Company's contract liabilities:

	December 31, 2017	June 30, 2018
Contract liabilities – current	15,329	5,230
Contract liabilities – non-current	$14,385	$11,792

Significant changes in contract liabilities during the period are as follows:

Contract Liabilities
Balance as of December 31, 2017	$29,714
Decrease: Amortization of deferred revenue	13,428
Addition: Transfer to Trade accounts receivable	736
Balance as of June 30, 2018	$17,022

Deferred Contract Costs

Costs incurred for upfront drilling unit mobilizations and certain contract preparation are attributable to the Company's future performance obligation under each respective drilling contract. Such costs are deferred and amortized on a straight-line basis over the estimated duration of the drilling period. Demobilization fees and expenses are recognized over the demobilization period. Deferred contract costs were included in "Other current assets" and "Other non-current assets" captions, on the Company's accompanying consolidated balance sheets and totaled $10,562 and $4,827 as of December 31, 2017 and June 30, 2018, respectively. During the six months ended June 30, 2017 and 2018, amortization of such costs totaled $5,618 and $5,737, respectively.

Future Amortization of Contract Liabilities and Deferred Costs

The Company's contract liabilities and deferred costs are amortized on a straight-line basis over the estimated duration of the drilling period. The Company has applied the disclosure practical expedient in ASC 606-10-50-14A(b) and has not included estimated variable consideration related to wholly unsatisfied performance obligations or to distinct future time increments within the contracts, including dayrate revenue. Expected future amortization of the Company's contract liabilities and deferred costs recorded as of June 30, 2018 is set forth in the table below:

	Remaining 2018	2019	2020	2021	Total
Amortization of contract liabilities	$2,637	$5,229	$5,244	$3,912	$17,022
Amortization of deferred costs	$748	$1,483	$1,486	$1,110	$4,827